CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 68,153	$ 55,628
Restricted cash, current portion	14,717	2,821
Accounts receivable, net	8,038	3,741
Inventories	14,496	17,731
Prepaid expenses	819	706
Due from related parties	14,459	12,664
Other current assets	6,184	5,382
Total current assets	126,866	98,673
Fixed assets, net	3,842,617	3,986,138
Deferred charges, net	67,949	88,821
Restricted cash, net of current portion		430
Other non-current assets	29,120	37,983
Total non-current assets	3,939,686	4,113,372
Total assets	4,066,552	4,212,045
CURRENT LIABILITIES
Accounts payable	13,124	13,982
Accrued liabilities	30,911	32,894
Current portion of long-term debt	146,462	125,076
Current portion of vendor financing	57,388	57,388
Unearned revenue	7,305	5,447
Other current liabilities	114,698	130,465
Total current liabilities	369,888	365,252
LONG-TERM LIABILITIES
Long-term debt, net of current portion	2,965,641	3,097,472
Vendor financing, net of current portion	64,367	121,754
Other long-term liabilities	68,180	187,263
Total long-term liabilities	3,098,188	3,406,489
Total liabilities	3,468,076	3,771,741
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2013 and 2012)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2013 and 2012. 109,653,363 and 109,604,040 issued and outstanding as of December 31, 2013 and 2012, respectively)	1,097	1,096
Additional paid-in capital	546,097	546,023
Accumulated other comprehensive loss	(232,697)	(353,271)
Retained earnings	283,979	246,456
Total stockholders' equity	598,476	440,304
Total liabilities and stockholders' equity	$ 4,066,552	$ 4,212,045